Prepaid expenses and other current assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$’000	HK$’000	US$’000
Rental deposit	1,852	1,903	242
VAT refundable	860	519	66
Prepayment	125	123	16
Income tax refundable	73	73	9
Other receivables	769	844	108
	3,679	3,462	441

Prepaid expenses and other current assets consisted of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	HK$’000	HK$’000	US$’000
Rental deposit	1,089	1,852	238
VAT refundable	961	860	111
Prepayment	1,747	125	17
Income tax refundable	1,147	73	9
Other receivables	1,073	769	99
	6,017	3,679	474